Shareholders' Equity (Details) - Schedule of Warrants Activity - shares		6 Months Ended	12 Months Ended
	Feb. 05, 2019	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Warrants Activity Abstract
Public warrants assumed from Wealthbridge’s initial Public Offering, Number of warrants	5,750,000
Public warrants assumed from Wealthbridge’s initial Public Offering, Weighted average life
Public warrants assumed from Wealthbridge’s initial Public Offering, Expiration dates
Private warrants assumed from Wealthbridge’s private placement, Number of warrants	270,000
Private warrants assumed from Wealthbridge’s private placement, Weighted average life
Private warrants assumed from Wealthbridge’s private placement, Expiration dates
Number of warrants, at beginning		6,023,700	6,023,700	6,020,000
Weighted average life, at beginning				3 years 1 month 6 days
Expiration dates, at beginning				Feb. 04, 2024
Additional warrants upon exercise of UPO				100,000
Exercised				(96,300)
Number of warrants, at ending			6,023,700	6,023,700
Weighted average life, at ending			1 year 1 month 6 days	2 years 1 month 6 days
Expiration dates, at ending		Feb. 04, 2024	Feb. 04, 2024	Feb. 04, 2024
Number of warrants ,warrants exercisable		6,023,700	6,023,700
Weighted average life ,warrants exercisable		7 months 6 days	1 year 1 month 6 days
Expiration dates ,warrants exercisable		Feb. 04, 2024	Feb. 04, 2024